As filed with Securities and Exchange Commission on April 1, 2011

Registration Nos. 333-142084
811-21104
___________________________________________________

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

             Registration Statement under the Securities Act of 1933                                                     |   |
                                          Pre-Effective Amendment No.                                                                                   |   |
                                                Post-Effective Amendment No. 6                                                                              |X|

and

Registration Statement Under the Investment Company Act of 1940
                     Amendment No. 19                                                                                                     |X|
(Check appropriate box or boxes)

Variable Annuity Account A
(Exact Name of Registrant)
First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)
800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: 1-800-355-4570

(Name and Address of Agent for Service):
Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001

---------------------------

It is proposed that this filing will become effective (check appropriate box)

      |   |   immediately upon filing pursuant to paragraph (b)
      |X|   on April 18, 2011 pursuant to paragraph (b)
      |   |   60 days after filing pursuant to paragraph (a)(1)
      |   |   on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

EXPLANATORY COMMENT

The prospectuses and the statements of additional information included in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-142084) filed on January 10, 2011 pursuant to paragraph (a)(1) of Rule 485 are incorporated herein by reference.

PART C. OTHER INFORMATION

ITEM 27. EXHIBITS
PART C
OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

The financial statements are included in Part B of the Registration Statement.

(b)	Exhibits

(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)
(2)	Not Applicable
(3)	(a)	Distribution Agreement(d)
(i)	Amendment 1 to Distribution Agreement(i)
(ii)	Amendment 2 to Distribution Agreement(l)
(b)	Marketing Organization Agreement(c)
(i)	Amendment to Marketing Organization Agreement –Anti-Money Laundering Requirement(i)
(ii)	Amendment to Marketing Organization Agreement – Supervisory Fee(i)
(c)	Commission Schedule(i)
(d)	Third Party Sales Agreement(f)
(4)	(a)	Individual Contract (Form FSB 242 (01-07))(i)
(b)	Individual Contract – Unisex (Form FSB 242 (01-07)U)(i)
(c)	Credit Enhancement Rider (Form FSB222 (7-02))(d)
(d)	Return of Premium or Contract Value Death Benefit Rider (Form FSB244 (1-07))(i)
(e)	TSA Endorsement (Form FSB202 R2-97)(a)
(f)	IRA Endorsement (Form FSB203 R2-97)(a)
(g)	Roth IRA Endorsement (Form FSB206 11-97)(b)
(5)	(a)	Individual Application (Form FSB 243 (6-07))(q)
(b)	Application Supplement (Form FSB 243 SUPP A (6-07))(q)
(c)	Application Supplement (Form FSB 243 SUPP B (6-07))(q)
(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(e)
(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(e)
(i)	Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York’s Bylaws(o)
(7)	Not Applicable

(8)	(a)	Participation Agreement – AIM (f)
(i)	Amendment Nos. 1 and 2(f)
(ii)	Amendment No. 3(i)
(b)	Participation Agreement – Dreyfus(g)
(i)	Amendment No. 1(i)
(c)	Participation Agreement – Federated(f)
(i)	Amendment No. 1(f)
(d)	Participation Agreement – Fidelity(n)
(e)	Participation Agreement – Neuberger Berman(f)
(i)	Amendment Nos. 1 and 2(f)
(f)	Participation Agreement – Oppenheimer(m)
                                   (g)        Participation Agreement – PIMCO(g)
(i)	Amendment No. 1(g)
(ii)	Amendment No. 2(i)
(iii)	Amendment No. 3(i)
                                   (h)        Participation Agreement – Potomac(i)
(i)	Amendment No. 1(i)
(ii)	Amendment No. 2(i)
(i)	Participation Agreement – Rydex(r)
(j)	Participation Agreement – Van Kampen(h)
(i)	Amendment No. 1(i)
(k)	Information Sharing Agreement – AIM(j)
(l)	Information Sharing Agreement – Dreyfus(j)
(m)	Information Sharing Agreement – Federated(k)
(n)	Information Sharing Agreement – Fidelity(k)
(o)	Information Sharing Agreement – Neuberger Berman(j)
(p)	Information Sharing Agreement – Oppenheimer(j)
(q)	Information Sharing Agreement – PIMCO(j)
(r)	Information Sharing Agreement – Potomac(k)
(s)	Information Sharing Agreement – Rydex(j)
(t)	Information Sharing Agreement – Van Kampen(j)
(u)	Information Sharing Agreement – Wells Fargo(k)
(v)	Participation Agreement – Franklin/Templeton Distributors, Inc.(p)
(w)	Information Sharing Agreement - Franklin/Templeton Distributors, Inc.(p)
(9)	Opinion of Counsel(i)
(10)	Consent of Independent Registered Public Accounting Firm (to be filed by amendment)
(11)	Not Applicable
(12)	Not Applicable
(13)	Powers of Attorney of Howard R. Fricke, John F. Frye, John F. Guyot, Michael P. Kiley, James F. Mullery, Douglas G. Wolff, Wayne S. Diviney, Stephen R. Herbert, and Katherine P. White(s)

(a)
Incorporated herein by reference to the Exhibits filed with the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1998).

(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed May 1, 2000).

(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).

(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).

(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).

(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).

(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).

(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).

(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

(j)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(k)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(l)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-142084 (filed July 26, 2007).

(m)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-118136 (filed April 28, 2008).

(n)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2008).

(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).

(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).

(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2009).

(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).

(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed January 10, 2011).

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Howard R. Fricke*	Chairman of the Board, CEO, President, and Director

Peggy S. Avey 800 Westchester Ave., Suite 641 N Rye Brook, New York 10573	Assistant Vice President, Chief Administrative Officer, and Assistant Secretary

Douglass G. Wolff*	Vice President and Director

James F. Mullery*	Vice President and Director

John F. Guyot*	Vice President, General Counsel, Secretary, and Director

John F. Frye*	Vice President and Chief Financial Officer, Treasurer and Director

Michael P. Kiley*	Director

Roger S. Offermann*	Vice President and Lead Actuary

Chris Swickard*	Associate General Counsel

Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director

Stephen A. Crane 480 Park Avenue New York, NY 10022	Director

Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director

Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director

Jeanne R. Slusher*	Assistant Vice President and Auditor

Amy J. Lee*	Associate General Counsel

Carmen R. Hill*	Chief Compliance Officer

*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.           Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2010, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CISI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BII
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V. (BESA)	Mexico	99% by BEI 1% by BEMI
Briggs International, Inc. (BII)	Delaware	100% by CISI
Cathedral Hill Hotel, Inc.	Delaware	100% by CISI
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Controladora Briggs de Mexico, S. de R.L. de C.V	Mexico	99% by BEI 1% by BEMI

Crestpark LP, Inc.	Delaware	100% by CISI
Environment Plastic Solutions, Inc.	Delaware	100% by CISI
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	41% by SAI
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG

MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V. (YALESA)	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by CISI
Parkway Mortgage, Inc.	Delaware	100% by CISI
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL
SAGE Assets, Inc. (SAI)	Delaware	100% by CISI
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEI
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Income Properties, Inc.	Delaware	100% by CISI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by CISI
Sammons Realty Corporation (SRC)	Delaware	100% by CISI
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
se2, inc.	Kansas	100% by SBC

Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Sponsor Investments, L.L.C.	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by SRC
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account(s): Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.

Item 27.          Number of Contract Owners

As of February 28, 2011 there were 436 owners of Qualified Contracts and 314 owners of Non-Qualified Contracts issued under Variable Annuity Account A.

Item 28.	Indemnification

The bylaws of First Security Benefit Life Insurance and Annuity Company of New York provide that the Company shall, to the extend authorized by the laws of the State of New York, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)(1)	Security Distributors, Inc. (“SDI”) acts as principal underwriter of the Contracts issued under Variable Annuity Account A, which includes AdvisorDesigns Variable Annuity.

(a)(2)	SDI also acts as principal underwriter for:

Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Variable Annuity Account IX
Account XVI
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(4)	SDI acts as principal underwriter for the following mutual funds:

SBL Fund

(a)(5)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Mark J. Carr	President and Director
	James R. Schmank	Vice President and Director
	Julie Jacques	Treasurer
	Amy J. Lee	Secretary and Chief Compliance Officer
	Christopher D. Swickard	Assistant Secretary
	Carmen R. Hill	Assistant Vice President
	Richard Wells	Director

*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$[ ] 1	$[ ] 2	$0	N/A

1    FSBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all Contracts sold through the
      Separate Account.  SDI passes through to the selling broker-dealers all such amounts.

2    A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.           Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office – 800 Westchester Ave., Suite 641 N, Rye Brook, New York  10573, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.           Management Services

All management contracts are discussed in Part A or Part B.

Item 32.           Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(d)
Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 31st day of March, 2011.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK (THE DEPOSITOR) VARIABLE ANNUITY ACCOUNT A (THE REGISTRANT)

By:	*
Howard R. Fricke, Chairman of the Board, President, Director, and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on March 31, 2011.

SIGNATURES AND TITLES

By:	*
Howard R. Fricke, Chairman of the Board, Chief Executive Officer, President and Director

By:	*
John F. Frye, Vice President, Chief Financial Officer, Treasurer, and Director (chief accounting officer)

By:	*
John F. Guyot, Vice President, General Counsel, Secretary, and Director

By:	*
Michael P. Kiley, Director

By:	*
James F. Mullery, Director

By:	*
Douglas G. Wolff, Director

* By:	/s/ Chris Swickard
Chris Swickard, as Attorney-in-Fact